Segmented Information - Summary of Results by Geographic Location (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Net premium income	$ 37,853	$ 39,065
Net investment income (loss)	(29,870)	11,624
Other revenue	9,164	11,132
Total revenue	17,147	61,821
Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	35,483	36,130
Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	2,370	2,935
Asia [member]
Disclosure of geographical areas [line items]
Net premium income	21,572	23,073
Net investment income (loss)	(8,468)	5,313
Other revenue	2,702	2,818
Total revenue	15,806	31,204
Asia [member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	18,786	20,515
Asia [member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	2,786	2,558
Canada [member]
Disclosure of geographical areas [line items]
Net premium income	10,062	9,249
Net investment income (loss)	(8,435)	1,255
Other revenue	3,246	3,363
Total revenue	4,873	13,867
Canada [member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	9,615	8,905
Canada [member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	447	344
U.S. [member]
Disclosure of geographical areas [line items]
Net premium income	5,717	6,373
Net investment income (loss)	(13,288)	4,830
Other revenue	3,217	4,952
Total revenue	(4,354)	16,155
U.S. [member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	6,580	6,340
U.S. [member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	(863)	33
Other [Member]
Disclosure of geographical areas [line items]
Net premium income	502	370
Net investment income (loss)	321	226
Other revenue	(1)	(1)
Total revenue	822	595
Other [Member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	$ 502	$ 370